Digital Assets (Tables)	12 Months Ended
Dec. 31, 2023
Digital Assets [Abstract]
Schedule of Company’s Digital Assets	The balance of the Company’s digital assets consisted of the following:
	As of December 31,
	2023	2022
	US$	US$
Bitcoin	43,896,507	7,938,439
USDT	60,860	55,515
Others	21,087	16,584
	43,978,454	8,010,538

Schedule of Movement for Digital Assets

The following table presents the movement for digital assets of the Company for the years ended December 31, 2022 and 2023:

	BTC	USDT	Others	Total
	US$	US$	US$	US$
Balance as of January 1, 2022	9,117	3,902,428	15,279	3,926,824
Digital assets received from customers for products and services	28,267,623	93,263,881	193,773	121,725,277
Revenue generated from Bitcoin self-mining operation	60,290,623	—	—	60,290,623
Converted (to)/from other digital assets or fiat cash, net	(60,242,672)	(97,448)	(189,341)	(60,529,461)
Costs and expenses paid in digital assets	(8,849,068)	(75,517,313)	(3,127)	(84,369,508)
Purchase of mining equipment	—	(21,496,033)	—	(21,496,033)
Net gain on settlement of digital asset borrowings	4,206,292	—	—	4,206,292
Digital assets due from FTX	(7,742,348)	—	—	(7,742,348)
Impairment on Bitcoins	(12,948,969)	—	—	(12,948,969)
Realized gain on sale/exchange of Bitcoins	4,947,841	—	—	4,947,841
Balance as of December 31, 2022	7,938,439	55,515	16,584	8,010,538

Balance as of January 1, 2023	7,938,439	55,515	16,584	8,010,538
Digital assets received from customers for products and services	77,235,394	150,134,261	251,831	227,621,486
Revenue generated from Bitcoin self-mining operation	100,197,667	—	—	100,197,667
Other income received in Bitcoin	378,491	—	—	378,491
Converted (to)/from other digital assets or fiat cash, net	(95,441,065)	(81,279,710)	(242,703)	(176,963,478)
Costs and expenses paid in digital assets	(57,656,631)	(68,849,206)	(4,625)	(126,510,462)
Impairment on Bitcoins	(6,986,921)	—	—	(6,986,921)
Realized gain on sale/exchange of Bitcoins	18,231,133	—	—	18,231,133
Balance as of December 31, 2023	43,896,507	60,860	21,087	43,978,454

Schedule of Reconciliation between Net Income and the Movement of Digital Assets

The following table provides the reconciliation between net income and the movement of digital assets of the Company for the years ended December 31, 2023 and 2022:

	For the year ended December 31,
	2023	2022
	US$	US$
DIGITAL ASSETS FROM OPERATING ACTIVITIES
Revenue recognized from selling products and services which was settled or will be settled in digital assets(a)	183,908,345	119,117,153
Adjusted by the changes of operating assets and liabilities:
Account receivable to be settled in digital assets	2,431,414	5,517,283
Contract liabilities received in digital assets	41,281,727	(2,909,159)
Digital assets received from customers for products and services	227,621,486	121,725,277

Revenue recognized from Bitcoin self-mining operation(b)	100,197,667	60,290,623

Cost and expenses settled or to be settled by digital assets(c)	(101,371,379)	(78,426,803)
Adjusted by the changes of operating assets and liabilities:
Prepayments made in digital assets to suppliers	(24,035,453)	(4,750,064)
Accounts payable to be settled in digital assets	(7,272)	(2,727,565)
Payments made in digital assets by a related party on behalf of Company	—	(37,316)
Other receivables to be settled in digital assets	(129,929)	—
Other payables to be settled in digital assets	(966,429)	1,572,240
Costs and expenses paid in digital assets	(126,510,462)	(84,369,508)

Impairment of digital assets	(6,986,921)	(12,948,969)
Digital assets due from FTX (Note 6)	—	(7,742,348)
Other income received in digital assets(d)	378,491	—
Net gain on settlement of digital asset borrowings	—	4,206,292
Realized gain on sale of digital assets	18,231,133	4,947,841
Net digital assets provided by operating activities	212,931,394	86,109,208

DIGITAL ASSETS FROM INVESTING ACTIVITIES
Digital assets purchased by fiat cash	45,429,698	10,824,901
Sales of digital assets in exchange for fiat cash	(222,393,176)	(71,354,362)
Purchase of equipment	—	(21,496,033)
Net digital assets used in investing activities	(176,963,478)	(82,025,494)

Net increase in digital assets	35,967,916	4,083,714
Digital assets at beginning of year	8,010,538	3,926,824
Digital assets at end of year	43,978,454	8,010,538